STOCKHOLDERS' EQUITY - Restricted Stock Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price			$ 3.34
Vesting of restricted Common Stock			$ 2	$ 7	$ 8
Vesting period				1 year
Weighted-average remaining contractual term (in years)		7 years 6 months 3 days		7 years 9 months	7 years 10 months 2 days
Amount of convertible notes issued	$ 200
Shares issues upon conversion	340,923
Accrued interest rate	2.57%
Repurchase of common stock	76,461
Unvested restricted stock units outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued						34,010,977
Share price						$ 0.0001
Vesting of restricted Common Stock (in shares)					607,300
Vesting of restricted Common Stock					$ 2,000
Vesting period					4 years
Weighted-average remaining contractual term (in years)		1 year		7 months 6 days